Deposits and obligations (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Deposits and Obligations
(a)	This caption is made up as follows:

	2019	2018
	S/(000)	S/(000)
Time deposits (d)	13,053,033	11,074,316
Demand deposits	11,716,035	10,109,492
Saving deposits	11,384,876	10,728,257
Compensation for service time	1,933,052	1,763,826
Other obligations	6,228	6,059

Total	38,093,224	33,681,950

Summary of Time Deposits Classified By Maturity
(d)	The table below presents the balance of time deposits classified by maturity as of December 31, 2019 and 2018:

	2019	2018
	S/(000)	S/(000)
Up to 1 month	4,698,615	3,779,198
From 1 to 3 months	2,171,194	2,219,826
From 3 months to 1 year	5,235,906	4,176,935
From 1 to 5 years	812,719	783,575
Over 5 years	134,599	114,782

Total	13,053,033	11,074,316